Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	[1]	27,299,707	12,425,319
Ordinary shares, shares outstanding	[1]	27,299,707	12,425,319
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized		4,400,000,000	4,400,000,000
Ordinary shares, shares issued		21,629,707	6,485,319
Ordinary shares, shares outstanding		21,629,707	6,485,319
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized		600,000,000	600,000,000
Ordinary shares, shares issued		5,670,000	5,940,000
Ordinary shares, shares outstanding		5,670,000	5,940,000

[1]	Retrospectively restated for effect of the authorized shares increased on March 12, 2025 (see Note 15)